Fair Value Measurement - Schedule of Fair Value Measurement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Digital Assets [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	$ 34,762	$ 85,488
Digital Assets [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	34,762	85,488
Digital Assets [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Digital Assets [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Digital Asset-Settled Receivables [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value		31,039
Digital Asset-Settled Receivables [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value		0
Digital Asset-Settled Receivables [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Digital Asset-Settled Receivables [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Available-for-Sale Securities [Member] | Liquidation Value Method [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	1,996
Available-for-Sale Securities [Member] | Liquidation Value Method [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Available-for-Sale Securities [Member] | Liquidation Value Method [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Available-for-Sale Securities [Member] | Liquidation Value Method [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	1,996
Available-for-Sale Securities [Member] | Recent Transaction Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value		3,000
Available-for-Sale Securities [Member] | Recent Transaction Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Available-for-Sale Securities [Member] | Recent Transaction Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Available-for-Sale Securities [Member] | Recent Transaction Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value		3,000
Equity Securities [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	1,832	876
Equity Securities [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	1,832	876
Equity Securities [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Equity Securities [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Derivative Financial Instruments, Assets [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	19,517
Derivative Financial Instruments, Assets [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Derivative Financial Instruments, Assets [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Derivative Financial Instruments, Assets [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	19,517
Derivative Liabilities [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	6,529
Derivative Liabilities [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Derivative Liabilities [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Derivative Liabilities [Member] | Discounted Cash Flows Forward NO3 Electricity Prices [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	6,529
Embedded derivative liability - Digital assets - receivables [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	225
Embedded derivative liability - Digital assets - receivables [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative liability - Digital assets - receivables [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative liability - Digital assets - receivables [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative asset - Digital asset-settled payables [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	7,841	498
Embedded derivative asset - Digital asset-settled payables [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative asset - Digital asset-settled payables [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative asset - Digital asset-settled payables [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative liability - Digital assets loan [Member] | Quoted Price [Member] | Fair Value [Member]
Fair Value Measurement [Line Items]
Financial assets, at fair value	27,104
Embedded derivative liability - Digital assets loan [Member] | Quoted Price [Member] | Level 1 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative liability - Digital assets loan [Member] | Quoted Price [Member] | Level 2 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value
Embedded derivative liability - Digital assets loan [Member] | Quoted Price [Member] | Level 3 of fair value hierarchy [member]
Fair Value Measurement [Line Items]
Financial assets, at fair value